Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 10,236	$ 14,637	$ 21,714
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,520,389	7,552,094	7,455,528
Add assumed exercise of outstanding dilutive potential ordinary shares	52,228	105,236	146,443
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,572,617	7,657,330	7,601,971
Basic income per ordinary shares (US$)	$ 1.361	$ 1.938	$ 2.912
Diluted income per ordinary shares (US$)	$ 1.352	$ 1.912	$ 2.856
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	351,610	171,086